Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-cancellable Purchase Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Apr. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
2023	$ 1,731
2024	1,521
2025	430
2026	328
Total lease payments	4,010	$ 159,400
Present value adjustment	(286)
Present value of operating lease liability	$ 3,724